Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF (CSA)
VictoryShares US Small Cap High Div Volatility Wtd ETF (CSB)
VictoryShares US Discovery Enhanced Volatility Wtd ETF (CSF)
(each, a “Fund”)
Supplement dated March 17, 2023
to the Prospectus dated November 1, 2022
Effective March 20, 2023, each Fund will implement the changes to its investment strategy described below. These changes reflect revisions by Nasdaq, Inc., the index provider for each Fund, to the rules-based methodologies of the respective index that each Fund seeks to track.
The individual securities owned by each Fund are expected ultimately to change as a result of the revisions to the rules-based methodology utilized by each index. Each Fund will continue its current investment strategy to invest at least 80% of its assets directly or indirectly in the securities included in its index.
VictoryShares US Small Cap Volatility Wtd ETF
Index the Fund Seeks to Track: Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the “Index”)
Current Investment Strategy	Investment Strategy Effective March 20, 2023
The Index follows a rules-based methodology to construct its constituent securities:	The Index follows a rules-based methodology to construct its constituent securities:
—˃The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings over the last twelve months.	—˃The Index universe begins with all publicly traded U.S. stocks and then gathers the bottom 10% by market capitalization as represented by the NASDAQ US Small Cap Index (NQUSS).
—˃The Index identifies the 500 largest U.S. companies with market capitalizations of less than $3 billion measured at the time the Index’s constituent securities are determined.	—˃The Index then screens for the 500 largest companies by market capitalization with positive earnings over the last twelve months.
—˃The 500 stocks are weighted based on their
daily standard deviation (volatility) of daily price
changes over the last 180 trading days. Stocks with
lower volatility receive a higher weighting and
stocks with higher volatility receive a lower
weighting.

—˃The 500 stocks are weighted based on their
daily standard deviation (volatility) of daily price
changes over the last 180 trading days. Stocks with
lower volatility receive a higher weighting and
stocks with higher volatility receive a lower
weighting.

VictoryShares US Small Cap High Div Volatility Wtd ETF
Index the Fund Seeks to Track: Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”)
Current Investment Strategy	Investment Strategy Effective March 20, 2023
The Index follows a rules-based methodology to construct its constituent securities:	The Index follows a rules-based methodology to construct its constituent securities:
—˃The Index universe begins with the stocks
included in the Nasdaq Victory US Small Cap 500
Volatility Weighted Index, a volatility weighted index
comprised of the 500 largest U.S. companies with
market capitalizations of less than $3 billion with
positive earnings over the last twelve months.
—˃The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.
—˃The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.	—˃The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.
—˃The 100 stocks are weighted based on their
daily standard deviation (volatility) of daily price
changes over the last 180 trading days. Stocks with
lower volatility receive a higher weighting and
stocks with higher volatility receive a lower
weighting.

—˃The 100 stocks are weighted based on their
daily standard deviation (volatility) of daily price
changes over the last 180 trading days. Stocks with
lower volatility receive a higher weighting and
stocks with higher volatility receive a lower
weighting.

VictoryShares US Discovery Enhanced Volatility Wtd ETF
Index the Fund Seeks to Track: Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the “Index”)
Current Investment Strategy	Investment Strategy Effective March 20, 2023
The Index follows a rules-based methodology to construct its constituent securities:	The Index follows a rules-based methodology to construct its constituent securities:
—˃The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings over the last twelve months.	—˃The Index universe begins with all publicly traded U.S. stocks and then gathers the bottom 10% by market capitalization as represented by the NASDAQ US Small Cap Index (NQUSS).
—˃The Index identifies the 500 largest U.S. companies with market capitalizations of less than $3 billion measured at the time the Index’s constituent securities are determined.	—˃The Index then screens for the 500 largest companies by market capitalization with positive earnings over the last twelve months.
—˃The 500 stocks are weighted based on their
daily standard deviation (volatility) of daily price
changes over the last 180 trading days. Stocks with
lower volatility receive a higher weighting and
stocks with higher volatility receive a lower
weighting.

—˃The 500 stocks are weighted based on their
daily standard deviation (volatility) of daily price
changes over the last 180 trading days. Stocks with
lower volatility receive a higher weighting and
stocks with higher volatility receive a lower
weighting.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.